Dec. 31, 2015
Lazard Enhanced Opportunities Portfolio
Lazard Enhanced Opportunities Portfolio
THE LAZARD FUNDS, INC.

Supplement to Current Prospectus

The following replaces the table in "Summary Section—Lazard Enhanced Opportunities Portfolio—Fees and Expenses" in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%	1.40%	1.40%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses
Dividend Expenses on Securities Sold Short[2]	—	—	—[1]
Borrowing Expenses on Securities Sold Short[3]	—	—	—
Remainder of Other Expenses	12.05%	24.81%	12.05%[1]
Total Other Expenses	12.05%	24.81%	12.05%[1]
Acquired Fund Fees and Expenses (Underlying Funds)	.02%	.02%	.02%[1]
Total Annual Portfolio Operating Expenses	13.47%	26.48%	13.47%
Fee Waiver and Expense Reimbursement[4]	11.75%	24.51%	11.80%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement[5]	1.72%	1.97%	1.67%

[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.

[2]	When there is a cash dividend declared on a security the Portfolio has borrowed to sell short, the Portfolio pays the lender an amount equal to the dividend and this payment is recorded as an expense.

[3]	Net borrowing expenses on securities sold short, in which the Portfolio may receive income or be charged a fee on the borrowed securities.

[4]
Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2017 to the extent Total Annual Portfolio Operating Expenses exceed 1.70%, 1.95% and 1.65% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio

[5]
Excluding acquired fund fees and expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement are 1.70%, 1.95% and 1.65% of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces "Summary Section—Lazard Enhanced Opportunities Portfolio —Example" in the Prospectus:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$175	$2,727	$4,864	$8,812
Open Shares	$200	$4,547	$7,228	$10,251
R6 Shares	$170	$2,723	$4,861	$8,811

Dated:  August 16, 2016